SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying interim unaudited condensed financial statements and the related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to SEC rules and regulations applicable to interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying interim unaudited condensed financial statements reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented. These interim unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Current Report on Form S-1 for the year ended December 31, 2025. Financial information as of December 31, 2025 has been derived from our audited financial statements and notes thereto as of this date.

Liquidity and Going Concern

The Company has incurred losses since inception, devoting substantially all of its efforts toward manufacturing buildout and related operational activities, and have an accumulated deficit of $63,766,354 as of June 30, 2026. The Company generated a net loss of $13,876,277 and $28,523,232 during the three and six months ended June 30, 2026, respectively. Net cash used in its operating activities during the six months ended June 30, 2026 was $5,759,482. The Company expects to continue to generate operating losses and negative cash flow from operations for the foreseeable future. The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding in the future when needed.

The Company’s management concluded that its recurring losses from operations and the fact that it has not generated significant revenue or positive cash flows from operations raise substantial doubt about its ability to continue as a going concern for the next 12 months after the date that these interim unaudited condensed financial statements are issued.

Revenue Recognition and Cost of Revenue

The Company generates revenue from the production and sale of ammunition, which includes shipping income. The Company recognizes revenue according to Accounting Standard Codification – Revenue from Contract with Customers (“ASC 606”). When the customer obtains control over the promised goods or services, the Company records revenue in the amount of consideration that it can expect to receive in exchange for those goods and services. The Company applies the following five-step model to determine revenue recognition:

●	Identification of a contract with a customer

●	Identification of the performance obligations in the contract

●	Determination of the transaction price

●	Allocation of the transaction price to the separate performance obligations

●	Recognition of revenue when performance obligations are satisfied

The Company only applies the five-step model when it is probable that it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception and once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company’s contracts contain a single performance obligation, and the entire transaction price is allocated to the single performance obligation. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Accordingly, The Company recognizes net revenues when the customer obtains control of its product, which typically occurs upon shipment of the product from our warehouse or the performance of the service.

The Company applies ASC 606, Revenue from Contracts with Customers, (ASC 606) utilizing the following allowable exemptions or practical expedients:

●	Portfolio approach practical expedient relative to the estimation of variable consideration

●	Shipping and handling practical expedient to account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities.

●	Cost of obtaining a contract practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset is one year or less.

●	Sales tax practical expedient to exclude sales taxes and other similar taxes from the transaction price.

●	Significant financing component practical expedient.

Substantially all the Company’s sales are domestic and are made to customers under agreements which do not include rights of return or warranty for the three and six months ended June 30, 2026 and 2025. Revenue from product sales is recognized as net of discounts and estimated returns.

Cost of revenue includes the cost of purchased merchandise plus freight and any applicable delivery charges from the vendor to the Company. Sales are to individual retail consumers through the Company’s ecommerce sales and wholesale distribution partners. The majority of customers are resellers and direct-to-consumers primarily within the United States.

Cost of revenues earned includes all finished material, supplies and raw materials, equipment rental, and freight.

Total accounts receivable
January 1, 2025	$30,265
January 1, 2026	$51,889
June 30, 2026	$26,584

Research and Development Costs

Research and development (“R&D”) costs are expensed as incurred and are included in operating expenses in the interim unaudited condensed statements of operations. Research and development costs consist primarily of expenditures incurred in the design, development, testing, and improvement of the Company’s products and manufacturing processes, including personnel-related costs, prototype development, materials consumed in testing activities, consulting fees, and other direct costs associated with advancing the Company’s product offerings and production capabilities.

The Company evaluates all research and development activities in accordance with applicable accounting guidance to determine whether capitalization is appropriate. To the extent software development costs, internal-use software costs, or other expenditures meet the criteria for capitalization under applicable accounting standards, such costs are capitalized and amortized over their estimated useful lives. As of this balance sheet, no development costs met the criteria for capitalization.

Contract Liabilities

As of the six months ended June 30, 2026 and the year ended December 31, 2025, the Company did not have any contract assets or contract liabilities arising from contracts with customers. All remaining performance obligations associated with these deposits are expected to be satisfied within the following calendar year.

Use of Estimates

Management uses estimates and assumptions in preparing its financial statements in accordance with U.S. GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. The most significant estimates relate to the estimated determination of the allowance for credit losses, allowance for obsolete inventory, warrant fair value and stock-based compensation. On an ongoing basis, management evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Segments

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires enhanced disclosures about a public entity’s reportable segments, including significant segment expense categories and expanded interim reporting requirements. The amendments are effective for years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 for the year ended December 31, 2024. The adoption of this standard did not have a material impact on the Company’s condensed financial statements.

In November 2023, the FASB issued Accounting Standards Update ASC 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASC 2023-07 requires public entities to disclose significant segment expense categories that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included in the measure of segment profit or loss, as well as the title and position of the CODM. The amendments also require disclosure of all annual segment profit or loss and asset disclosures in interim periods and provide expanded disclosure requirements for entities with a single reportable segment.

The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”) and reviews financial performance and makes resource allocation decisions at the consolidated entity level. The CODM utilizes net income, prepared in accordance with U.S. GAAP, to evaluate financial performance, monitor variances against budget and forecast, and guide strategic decisions. Segment assets are reported as consolidated assets on the Company’s condensed balance sheet.

The primary financial measures used by the CODM to evaluate performance and allocate resources are net income (loss) and operating income (loss). The CODM uses net income (loss) and operating income (loss) to evaluate the performance of the Company’s ongoing operations and as part of the Company’s internal planning and forecasting processes. Information on net income (loss) and operating income (loss) is disclosed in the interim unaudited condensed statements of operations. Segment expenses and other segment items are provided to the CODM on the same basis as disclosed in the interim unaudited condensed statements of operations.

The CODM does not evaluate performance or allocate resources based on segment assets, and therefore such information is not presented in the notes to the financial statements.

The Company has determined that its current business and operations consist of one reporting segment.

Cash

Cash includes cash on hand as of June 30, 2026 and December 31, 2025. The Company maintained an aggregate cash balance of $4,923,504 and $2,477,122, respectively, in two bank deposit accounts held at a single financial institution. Of this amount, $4,673,504 and $2,227,122 exceeded the federally insured limit of $250,000 as of June 30, 2026 and December 31, 2025, respectively. There were no cash equivalents as of June 30, 2026 and December 31, 2025.

The Company has not experienced any losses in such accounts, and management believes it is not exposed to significant credit risk on its cash balances.

Accounts Receivable

Trade accounts receivable are stated at the amount the Company expects to collect and do not bear interest. For its financial instruments subject to credit risk, consisting of its receivables, the Company recognizes as an allowance its estimate of lifetime expected credit losses under the current expected credit loss (CECL) model of ASC 326. The approach is based on the Company’s internal knowledge and historical default rates over the expected life of the receivables and is adjusted to reflect current economic conditions. This evaluation takes into account the customer’s ability and intention to pay the consideration when it is due along with incorporating changes in the forward-looking estimates. If the expected financial condition of the Company’s customers were to improve, the allowances may be reduced accordingly. Provisions to the allowances for credit losses are recorded in selling, general and administrative expenses. As of June 30, 2026 and December 31, 2025, the Company determined that the vast majority of its accounts receivable were fully collectible and, accordingly, did not record an allowance for credit losses.

Inventories, net

Inventories are valued at the lower of cost and net realizable value, with cost determined using the weighted average cost method on a first-in first-out basis. Net realizable value is defined as sales price less cost of completion, disposable and transportation. Production costs, including labor and manufacturing overhead, are applied to finished goods based on estimated production capacity. Any excess production costs that result from abnormally low production levels are expensed as incurred and included in cost of revenues.

The Company evaluates inventory for excess or obsolescence and records provisions when necessary to reduce inventories to their net realizable value. The reserve for excess or obsolete inventories was $20,105 as of June 30, 2026 and December 31, 2025.

Property and Equipment, net

The Company states property and equipment at historical cost less accumulated depreciation and amortization. The Company computes depreciation and amortization using the straight-line method at rates intended to depreciate the cost of assets over their estimated useful lives, which are generally three to ten years. Upon retirement or sale of property and equipment, The Company removes the cost of the disposed assets and related accumulated depreciation and amortization from the accounts, and any resulting gain or loss is credited or charged to other income or expenses. The Company charges expenditures for normal repairs and maintenance to expenses as incurred.

The Company capitalizes additions and expenditures for improving or rebuilding existing assets that extend the useful life. Leasehold improvements made either at the inception of the lease or during the lease term are amortized over the shorter of their economic lives or the lease term including any renewals that are reasonably assured.

Property and equipment is stated at historical cost less accumulated depreciation. The estimated useful lives as follows:

Asset Class	Useful Life (Years)
Vehicles	3-6
Leasehold improvements	6-7
Office furniture & fixtures	7
Tooling, machinery and equipment	3-10

Long-Lived Assets

Recoverability of long-lived assets, including property and equipment and certain identifiable intangible assets are evaluated whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important which could trigger an impairment review include but are not limited to significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, significant decrease in the market value of the assets and significant negative industry or economic trends. In the event the carrying amount of the long-lived assets may not be recoverable based upon the existence of one or more of the indicators, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual deposition. If the carrying amount of an asset exceeds the sum of the estimated future undiscounted cash flow, an impairment loss is recorded for the excess of the asset’s carrying amount over its fair value. There was no impairment as of June 30, 2026 and 2025.

Fair Value of Financial Instruments

The Company complies with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure requirements about fair value measurements. Under ASC 820, there are three categories for the classification and measurement of assets and liabilities carried at fair value:

Level 1: Valuation based on quoted market prices in active markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Examples include publicly traded equity securities and publicly traded mutual funds that are actively traded on a major exchange or over-the-counter market.

Level 2: Valuation based on quoted market prices of investments that are not actively traded or for which certain significant inputs are not observable, either directly or indirectly. Examples include municipal bonds, where fair value is estimated using recently executed transactions, bid asked prices and pricing models that factor in, where applicable, interest rates, bond spreads and volatility.

Level 3: Valuation based on inputs that are unobservable and reflect management’s best estimate of what market participants would use as fair value. Examples include limited partnerships and private equity investments.

The estimated fair value of cash, trade receivables, accounts payable, accrued expenses and other current liabilities are based on Level 1 inputs as the fair values approximate carrying amounts as of June 30, 2026 and December 31, 2025, based on the short-term nature and maturity of these instruments.

The fair value of the Company’s convertible notes payable, approximated the carrying value as of June 30, 2026 and December 31, 2025. Factors that the Company considered when estimating the fair value of its debt included market conditions and the terms of the debt. The level of the debt would be considered as Level 2.

The estimated fair value of warrants shares is determined based on various valuation methodologies, including the Monte Carlo pricing model and other appropriate valuation techniques. These methodologies consider underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e., stock price, exercise/conversion price, etc.). Probabilities were assigned to each variable such as the timing and pricing of events over the term of the instruments based on management projections.

The following tables present information about the Company’s liabilities measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025:

	Liabilities Measured at Fair Value on a Recurring Basis at
	June 30, 2026
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at June 30, 2026
Liabilities
Warrants (Note 14)	$—	$—	$2,547,702	$2,547,702
Total liabilities	$—	$—	$2,547,702	$2,547,702

Liabilities Measured at Fair Value on a Recurring Basis at
December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2025
Liabilities
Warrants (Note 14)	$—	$—	$—	$—
Total liabilities	$—	$—	$—	$—

Changes in Level 3 warrants liabilities, measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025 are as follows:

	Warrant Liability
	June 30,	December 31,
	2026	2025
Beginning balance	$—	$—
Warrants issued in conjunction with convertible notes payable	2,592,796	—
Changes in fair value	(45,094)	—
Closing balance	$2,547,702	$—

The fair value of the warrant liability was estimated using a Monte Carlo simulation model and classified as a Level 3 financial instrument. Significant assumptions used in the model included exercise price, expected volatility, risk-free interest rates, expected term, and probability-weighted assessments of contingent events.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The Company’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance.

The issuance of warrants in conjunction with convertible debt, prior to April 24, 2026 (see Note 9) and warrants to investors and placement agents (see Note 14) qualify for the derivative scope exception under ASC 815 and are therefore presented as a component of Stockholders’ Equity on the interim unaudited condensed balance sheets without subsequent fair value re-measurement.

The issuance of warrants in conjunction with convertible debt, on April 24, 2026 (see Note 9) are liability-classified, as they do not meet the fixed-for-fixed criterion under ASC 815-40. The Company separately assessed whether these warrants meet the definition of a derivative under ASC 815 and determined they do not, as the net settlement criterion is not met. These warrants are initially recorded at fair value and are subsequently re-measured at each reporting period, with changes in fair value recognized in the statements of operations. The classification and derivative assessments are reassessed at each reporting period, as a change in facts could affect the derivative classification.

Net loss per share

Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted average shares outstanding during the period. Diluted net loss per share takes into account the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares and the impact would not be antidilutive. Diluted net loss per share is computed by dividing net loss available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. Contingently issuable shares are included in basic net loss per share only when there is no circumstance under which those shares would not be issued.

Advertising

Advertising and marketing costs are expensed as incurred. During the three months ended June 30, 2026 and 2025, advertising costs incurred by the Company totaled $1,074 and $23,795, respectively. During the six months ended June 30, 2026 and 2025, advertising costs incurred by the Company totaled $2,074 and $44,387, respectively. Advertising and marketing costs are included in selling, general and administrative expenses in the accompanying interim unaudited condensed statements of operations.

Deferred Financing Costs

Deferred financing costs relating to the Company’s convertible notes payable are deferred and amortized ratably over the life of the debt using the straight-line method. Deferred financing costs are included as an addition to interest expense on the interim unaudited condensed statements of operations and are included in Convertible notes payable, net of debt discount on the interim unaudited condensed balance sheets.

Shipping and Handling Costs

The Company accounts for shipping and handling activities as fulfillment activities. As such, the Company does not evaluate shipping and handling as promised services to its customers. Shipping and handling costs are included in cost of revenues in the accompanying interim unaudited condensed statements of operations.

Leases

The Company is a lessee in multiple noncancelable operating and financing leases. If the contract provides the Company with the right to substantially all the economic benefits and the right to direct the use of the identified asset, it is generally considered to be or contain a lease. Right-of-Use (ROU) assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the expected lease term. The ROU asset is also adjusted for any lease prepayments made, lease incentives received, and initial direct costs incurred.

The lease liability is initially and subsequently recognized based on the present value of its future lease payments. Variable payments are included in the future lease payments when those variable payments depend on an index or a rate. Increases (decreases) to variable lease payments due to subsequent changes in an index or rate are recorded as variable lease expense (income) in the future period in which they are incurred.

The discount rate used is the implicit rate in the lease contract, if it is readily determinable, or the Company’s incremental borrowing rate. The Company uses the incremental borrowing rate based on the information available at the commencement date for all leases. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment.

The ROU asset for operating leases is subsequently measured throughout the lease term at the amount of the remeasured lease liability (i.e., present value of the remaining lease payments), plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received, and any impairment recognized. Operating leases with fluctuating lease payments: For operating leases with lease payments that fluctuate over the lease term, the total lease costs are recognized on a straight-line basis over the lease term. The ROU asset for finance leases is amortized on a straight-line basis over the economic life of the asset as the financing leases include an option to purchase the underlying asset that the Company is reasonably certain to exercise.

For all underlying classes of assets, the Company has elected the practical expedient to not recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less at lease commencement. The Company recognizes short-term lease cost on a straight-line basis over the lease term.

Stock-Based Compensation

The Company accounts for stock awards issued under ASC 718, Compensation – Stock Compensation (“ASC 718”). The Company classifies awards granted to employees, directors and non-employee consultants as either equity-classified or liability-classified based on the terms of the award. Equity-classified awards are measured at the grant-date fair value and recognized as compensation expense over the requisite service period, which is generally the vesting period. Equity-classified awards are not subsequently remeasured. As of June 30, 2026 and December 31, 2025, all stock awards issued were equity-classified.

Stock-based compensation is recognized as an expense over the employee’s requisite vesting period and over the non-employee’s period of providing goods or services. The fair value of each stock option or warrant award is estimated on the date of grant using the Black-Scholes option valuation model or the Monte Carlo simulation method.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. Deferred income taxes are recorded for the expected tax consequences of temporary differences between the basis of assets and liabilities for financial reporting purposes and amounts recognized for income tax purposes. As of June 30, 2026 and December 31, 2025, the Company recorded a valuation allowance equal to the full recorded amount of its net deferred tax assets since it is more-likely-than-not that benefits from its deferred tax assets will not be realized. The valuation allowance is reviewed quarterly and is maintained until sufficient positive evidence exists to support its reversal.

The Company recognizes the impact of an uncertain tax position if the position will more likely than not be sustained upon examination by a taxing authority, based on the technical merits of the position. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of June 30, 2026 and December 31, 2025, the Company had no unrecognized tax benefits and as such, no liability, interest or penalties were required to be recorded. The Company does not expect this to change significantly in the next twelve months.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recover or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is entirely dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company files income tax returns in the U.S. federal jurisdiction and the State of Maryland.

Accounting Pronouncements

Recently Issued and Adopted Pronouncements

In March 2024, the FASB issued ASU 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which adds an illustrative example clarifying whether profits interest and similar awards should be accounted for as share-based payment arrangements under ASC 718 or under other guidance such as ASC 710. The Company’s share-based awards consist of restricted stock units and stock options accounted for as equity-classified awards under ASC 718, and the Company has not granted profits interest or similar awards. Accordingly, the adoption of ASU 2024-01 did not have an impact on the Company’s condensed financial statements as adopted on January 1, 2026.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. We are also a “smaller reporting company,” as defined in the Exchange Act. We may continue to be a smaller reporting company even after we are no longer an emerging growth company. We may take advantage of certain of the scaled disclosures available to smaller reporting companies and will be permitted to do so for so long as (i) our voting and non-voting common stock held by non-affiliates is less than $250.0 million measured on the last business day of our second fiscal quarter, or (ii) our annual revenue is less than $100.0 million during the most recently completed fiscal year and our voting and non-voting common stock held by non-affiliates is less than $700.0 million measured on the last business day of our second fiscal quarter. The amendments also require disclosure of all annual segment profit or loss and asset disclosures in interim periods and provide expanded disclosure requirements for entities with a single reportable segment.

ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted ASU 2023-07 for its year ended December 31, 2024, in accordance with the required effective date for non-accelerated filers. The adoption did not impact the Company’s financial position, results of operations, or cash flows; however, it resulted in enhanced segment disclosures in the notes to the financial statements in accordance with ASC 280, Segment Reporting. These enhancements include the identification of significant segment expense categories, disclosure of the measures of segment profit or loss used by the Chief Operating Decision Maker (“CODM”), related reconciliations to the most comparable GAAP measure, and expanded disclosures for entities with a single reportable segment.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as reconciling items that meet a quantitative threshold. Further, the ASU requires additional disclosures on income tax expense and taxes paid, net of refunds received, by jurisdiction. The new standard is effective for annual periods beginning after December 15, 2024 on a prospective basis with the option to apply it retrospectively. Early adoption is permitted. The Company adopted ASC 2023-09 for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements.

Recently Issued but Not Yet Adopted Accounting Pronouncements

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient permitting an entity to assume that current conditions as of the balance sheet date do not change over the remaining life of current accounts receivable and current contract assets arising from transactions accounted for under ASC 606 when developing reasonable and supportable forecasts used to estimate expected credit losses. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those periods, applied prospectively, with early adoption permitted. Given the short-term nature of the Company’s accounts receivable and its history of no material credit losses, the adoption of ASU 2025-05 does not anticipate a material impact on the Company’s condensed financial statements when effective.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the criteria for determining whether the settlement of a convertible debt instrument should be accounted for as an induced conversion or as a debt extinguishment. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those periods, with early adoption permitted for entities that have adopted ASU 2020-06, and may be applied prospectively or retrospectively. The Company considered ASU 2024-04 in connection with its convertible notes payable. Conversions of the Company’s convertible notes occurred in accordance with the instruments’ original contractual conversion terms and did not involve modifications to those terms to induce conversion; accordingly, ASU 2024-04 does anticipate a material impact on the Company’s condensed financial statements when effective.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to expand the disclosure requirements for certain costs and expenses. In January 2025, FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarified the effective date of ASU 2024-03 as periods beginning after December 15, 2026 for annual reporting, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact this standard will have on its financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements and the related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”).

Liquidity and Going Concern

The Company has incurred losses since inception, devoting substantially all of its efforts toward manufacturing buildout and related operational activities, and have an accumulated deficit of $35,243,122 as of December 31, 2025. The Company generated a net loss of $13,822,121 during the year ended December 31, 2025. Net cash used in its operating activities during the year ended December 31, 2025 was $3,483,325. The Company expects to continue to generate operating losses and negative cash flow from operations for the foreseeable future. The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding in the future when needed.

The Company’s management concluded that its recurring losses from operations and the fact that it has not generated significant revenue or positive cash flows from operations raise substantial doubt about its ability to continue as a going concern for the next 12 months from the date of filing this Audit Report for the year ended December 31, 2025. The Company’s auditors also included an explanatory paragraph in its report on our financial statements as of and for the year ended December 31, 2025 with respect to this uncertainty.

Revenue Recognition and Cost of Revenue

The Company generates revenue from the production and sale of ammunition, which includes shipping income. The Company recognizes revenue according to Accounting Standard Codification – Revenue from Contract with Customers (“ASC 606”). When the customer obtains control over the promised goods or services, the Company records revenue in the amount of consideration that it can expect to receive in exchange for those goods and services. The Company applies the following five-step model to determine revenue recognition:

●	Identification of a contract with a customer
●	Identification of the performance obligations in the contact
●	Determination of the transaction price
●	Allocation of the transaction price to the separate performance allocation
●	Recognition of revenue when performance obligations are satisfied

The Company only applies the five-step model when it is probable that it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception and once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company’s contracts contain a single performance obligation, and the entire transaction price is allocated to the single performance obligation. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Accordingly, The Company recognizes net revenues when the customer obtains control of its product, which typically occurs upon shipment of the product from our warehouse or the performance of the service.

The Company applies ASC 606, Revenue from Contracts with Customers, (ASC 606) utilizing the following allowable exemptions or practical expedients:

●	Portfolio approach practical expedient relative to the estimation of variable consideration.
●	Shipping and handling practical expedient to account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities.
●	Costs of obtaining a contract practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset is one year or less.
●	Sales taxes practical expedient to exclude sales taxes and other similar taxes from the transaction price.
●	Significant financing component practical expedient.

Substantially all the Company’s sales are domestic and are made to customers under agreements which do not include rights of return or warranty for the years ended December 31, 2025 and 2024. Revenue from product sales is recognized as net of discounts and estimated returns.

Cost of revenue includes the cost of purchased merchandise plus freight and any applicable delivery charges from the vendor to the Company. Sales are to individual retail consumers through the Company’s ecommerce sales and wholesale distribution partners. The majority of customers are resellers and direct-to-consumers primarily within the United States.

Cost of revenues earned includes all finished material, supplies and raw materials, equipment rental, and freight.

Total accounts receivable
January 1, 2024	$1,825
January 1, 2025	$30,265
December 31, 2025	$51,889

Contract Liabilities

As of December 31, 2025 and 2024, the Company did not have any contract assets or contract liabilities arising from contracts with customers other than customer deposits of $0 and $54,410, respectively. Customer deposits represent amounts received in advance of the Company’s satisfaction of its performance obligations under customer contracts. These deposits will be recognized as revenue when the related products are delivered or services are performed. All remaining performance obligations associated with these deposits are expected to be satisfied within the following calendar year.

The following table provides information about contract liabilities from contracts with customers.

	December 31, 2025	December 31, 2024
Customer deposit	$—	$54,410
Total Contract Liabilities	$—	$54,410

Significant changes in the contract liabilities balance during the period are as follows:

Contract liabilities
Balance, December 31, 2024	$54,410
Contracts with customers entered during the period	—
Contracts with customers canceled during the period	(54,410)
Balance, December 31, 2025	$—

Use of Estimates

Management uses estimates and assumptions in preparing its financial statements in accordance with U.S. GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. The most significant estimates relate to the estimated determination of the allowance for credit losses, allowance for obsolete inventory, warrant fair value and stock-based compensation. On an ongoing basis, management evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Segments

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires enhanced disclosures about a public entity’s reportable segments, including significant segment expense categories and expanded interim reporting requirements. The amendments are effective for years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 for the year ended December 31, 2024. The adoption of this standard did not have a material impact on the Company’s financial statements.

In November 2023, the FASB issued Accounting Standards Update ASC 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASC 2023-07 requires public entities to disclose significant segment expense categories that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included in the measure of segment profit or loss, as well as the title and position of the CODM. The amendments also require disclosure of all annual segment profit or loss and asset disclosures in interim periods and provide expanded disclosure requirements for entities with a single reportable segment.

The primary financial measures used by the CODM to evaluate performance and allocate resources are Net loss and Loss from operations. The CODM uses Net loss and Loss from operations to evaluate the performance of the Company’s ongoing operations and as part of the Company’s internal planning and forecasting processes. Information on Net loss and Loss from operations is disclosed in the interim unaudited condensed statements of operations. Segment expenses and other segment items are provided to the CODM on the same basis as disclosed in the interim unaudited condensed statements of operations.

The CODM does not evaluate performance or allocate resources based on segment assets, and therefore such information is not presented in the notes to the financial statements.

The Company has determined that its current business and operations consist of one reporting segment.

Cash

Cash includes cash on hand as of December 31, 2025 and 2024, the Company maintained an aggregate cash balance of $2,477,122 and $434,613, respectively, in two bank deposit accounts held at a single financial institution. Of this amount, $2,227,122 and $184,613 exceeded the federally insured limit of $250,000 as of December 31, 2025 and 2024, respectively. There were no cash equivalents as of December 31, 2025 and 2024.

The Company has not experienced any losses in such accounts, and management believes it is not exposed to significant credit risk on its cash balances.

Accounts Receivable, net

Trade accounts receivable are stated at the amount the Company expects to collect and do not bear interest. For its financial instruments subject to credit risk, consisting of its receivables, the Company recognizes as an allowance its estimate of lifetime expected credit losses under the current expected credit loss (CECL) model of ASC 326. The approach is based on the Company’s internal knowledge and historical default rates over the expected life of the receivables and is adjusted to reflect current economic conditions. This evaluation takes into account the customer’s ability and intention to pay the consideration when it is due along with incorporating changes in the forward-looking estimates. If the expected financial condition of the Company’s customers were to improve, the allowances may be reduced accordingly. Provisions to the allowances for credit losses are recorded in selling, general and administrative expenses. As of December 31, 2025 and 2024, the Company determined that the vast majority of its accounts receivable were fully collectible and, accordingly, did not record an allowance for credit losses.

Inventories

Inventories are valued at the lower of cost and net realizable value, with cost determined using the weighted average cost method on a first-in first-out basis. Net realizable value is defined as sales price less cost of completion, disposable and transportation. Production costs, including labor and manufacturing overhead, are applied to finished goods based on estimated production capacity. Any excess production costs that result from abnormally low production levels are expensed as incurred and included in cost of revenues.

The Company evaluates inventory for excess or obsolescence and records provisions when necessary to reduce inventories to their net realizable value. The reserve for excess or obsolete inventories was $20,105 as of December 31, 2025 and 2024.

Property and Equipment, Net

The Company states property and equipment at historical cost less accumulated depreciation and amortization. The Company computes depreciation and amortization using the straight-line method at rates intended to depreciate the cost of assets over their estimated useful lives, which are generally three to ten years. Upon retirement or sale of property and equipment, The Company removes the cost of the disposed assets and related accumulated depreciation and amortization from the accounts, and any resulting gain or loss is credited or charged to other income or expenses. The Company charges expenditures for normal repairs and maintenance to expenses as incurred.

The Company capitalizes additions and expenditures for improving or rebuilding existing assets that extend the useful life. Leasehold improvements made either at the inception of the lease or during the lease term are amortized over the shorter of their economic lives or the lease term including any renewals that are reasonably assured.

Property and equipment is stated at historical cost less accumulated depreciation. The estimated useful lives as follows:

Asset Class	Useful Life (Years)
Vehicles	3-6
Leasehold improvements	6-7
Office furniture & fixtures	7
Tooling, machinery and equipment	3-10

Long-Lived Assets

Recoverability of long-lived assets, including property and equipment and certain identifiable intangible assets are evaluated whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important which could trigger an impairment review include but are not limited to significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, significant decrease in the market value of the assets and significant negative industry or economic trends. In the event the carrying amount of the long-lived assets may not be recoverable based upon the existence of one or more of the indicators, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual deposition. If the carrying amount of an asset exceeds the sum of the estimated future undiscounted cash flow, an impairment loss is recorded for the excess of the asset’s carrying amount over its fair value. There was no impairment during the years ended December 31, 2025 and 2024.

Fair Value of Financial Instruments

The Company complies with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure requirements about fair value measurements. Under ASC 820, there are three categories for the classification and measurement of assets and liabilities carried at fair value:

Level 1: Valuation based on quoted market prices in active markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Examples include publicly traded equity securities and publicly traded mutual funds that are actively traded on a major exchange or over-the-counter market.

Level 2: Valuation based on quoted market prices of investments that are not actively traded or for which certain significant inputs are not observable, either directly or indirectly. Examples include municipal bonds, where fair value is estimated using recently executed transactions, bid asked prices and pricing models that factor in, where applicable, interest rates, bond spreads and volatility.

Level 3: Valuation based on inputs that are unobservable and reflect management’s best estimate of what market participants would use as fair value. Examples include limited partnerships and private equity investments.

The estimated fair value of cash, trade receivables, accounts payable, accrued expenses and other current liabilities are based on Level 1 inputs as the fair values approximate carrying amounts as of December 31, 2025 and 2024, based on the short-term nature and maturity of these instruments.

The fair value of the Company’s convertible notes payable, approximated the carrying value as of December 31, 2025. Factors that the Company considered when estimating the fair value of its debt included market conditions and the terms of the debt. The level of the debt would be considered as Level 2.

The estimated fair value of warrants shares is determined based on various valuation methodologies, including the Monte Carlo pricing model and other appropriate valuation techniques. These methodologies consider underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e., stock price, exercise/conversion price, etc.). Probabilities were assigned to each variable such as the timing and pricing of events over the term of the instruments based on management projections.

Equity Classified Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The Company’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance.

The issuance of warrants in conjunction with convertible debt (see Note 10) and the issuance of warrants to investors and placement agents (see Note 12) qualify for the derivative scope exception under ASC 815 and are therefore presented as a component of Stockholders’ Equity on the balance sheets without subsequent fair value re-measurement.

Net loss per share

Basic net loss per share is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period. Diluted net loss per share takes into account the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares and the impact would not be antidilutive. Diluted net loss per share is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. Contingently issuable shares are included in basic net loss per share only when there is no circumstance under which those shares would not be issued.

Advertising

Advertising and marketing costs are expensed as incurred. During the years ended December 31, 2025 and 2024, advertising costs incurred by the Company totaled $2,000 and $8,098, respectively, and are included in selling, general and administrative expenses in the accompanying statements of operations.

Deferred Financing Costs

Deferred financing costs relating to the Company’s convertible notes payable are deferred and amortized ratably over the life of the debt using the straight-line method. Deferred financing costs are included as an addition to interest expense on the of statements of operations and are included in Convertible notes payable, net of debt discount on the balance sheets.

Shipping and Handling Costs

The Company accounts for shipping and handling activities as fulfillment activities. As such, the Company does not evaluate shipping and handling as promised services to its customers. Shipping and handling costs are included in cost of revenues in the accompanying statements of operations.

Leases

The Company is a lessee in multiple noncancelable operating and financing leases. If the contract provides the Company with the right to substantially all the economic benefits and the right to direct the use of the identified asset, it is generally considered to be or contain a lease. Right-of-Use (ROU) assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the expected lease term. The ROU asset is also adjusted for any lease prepayments made, lease incentives received, and initial direct costs incurred.

The lease liability is initially and subsequently recognized based on the present value of its future lease payments. Variable payments are included in the future lease payments when those variable payments depend on an index or a rate. Increases (decreases) to variable lease payments due to subsequent changes in an index or rate are recorded as variable lease expense (income) in the future period in which they are incurred.

The discount rate used is the implicit rate in the lease contract, if it is readily determinable, or the Company’s incremental borrowing rate. The Company uses the incremental borrowing rate based on the information available at the commencement date for all leases. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment.

The ROU asset for operating leases is subsequently measured throughout the lease term at the amount of the remeasured lease liability (i.e., present value of the remaining lease payments), plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received, and any impairment recognized. Operating leases with fluctuating lease payments: For operating leases with lease payments that fluctuate over the lease term, the total lease costs are recognized on a straight-line basis over the lease term. The ROU asset for finance leases is amortized on a straight-line basis over the economic life of the asset as the financing leases include an option to purchase the underlying asset that the Company is reasonably certain to exercise

For all underlying classes of assets, the Company has elected the practical expedient to not recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less at lease commencement. The Company recognizes short-term lease cost on a straight-line basis over the lease term.

Stock-Based Compensation

The Company accounts for stock awards issued under ASC 718, Compensation – Stock Compensation. Under ASC 718, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award.

Stock-based compensation is recognized as an expense over the employee’s requisite vesting period and over the non-employee’s period of providing goods or services. The fair value of each stock option or warrant award is estimated on the date of grant using the Black-Scholes option valuation model.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. Deferred income taxes are recorded for the expected tax consequences of temporary differences between the basis of assets and liabilities for financial reporting purposes and amounts recognized for income tax purposes. As of December 31, 2025 and 2024, the Company recorded a valuation allowance equal to the full recorded amount of its net deferred tax assets since it is more-likely-than-not that benefits from its deferred tax assets will not be realized. The valuation allowance is reviewed quarterly and is maintained until sufficient positive evidence exists to support its reversal.

The Company recognizes the impact of an uncertain tax position if the position will more likely than not be sustained upon examination by a taxing authority, based on the technical merits of the position. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2025 and 2024, the Company had no unrecognized tax benefits and as such, no liability, interest or penalties were required to be recorded. The Company does not expect this to change significantly in the next twelve months.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recover or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is entirely dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company files income tax returns in the U.S. federal jurisdiction and the State of Maryland.

Accounting Pronouncements

Recently Issued and Adopted Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. We are also a “smaller reporting company,” as defined in the Exchange Act. We may continue to be a smaller reporting company even after we are no longer an emerging growth company. We may take advantage of certain of the scaled disclosures available to smaller reporting companies and will be permitted to do so for so long as (i) our voting and non-voting common stock held by non-affiliates is less than $250.0 million measured on the last business day of our second fiscal quarter, or (ii) our annual revenue is less than $100.0 million during the most recently completed fiscal year and our voting and non-voting common stock held by non-affiliates is less than $700.0 million measured on the last business day of our second fiscal quarter. The amendments also require disclosure of all annual segment profit or loss and asset disclosures in interim periods and provide expanded disclosure requirements for entities with a single reportable segment.

ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted ASU 2023-07 for its year ended December 31, 2024, in accordance with the required effective date for non-accelerated filers. The adoption did not impact the Company’s financial position, results of operations, or cash flows; however, it resulted in enhanced segment disclosures in the notes to the financial statements in accordance with ASC 280, Segment Reporting. These enhancements include the identification of significant segment expense categories, disclosure of the measures of segment profit or loss used by the Chief Operating Decision Maker (“CODM”), related reconciliations to the most comparable GAAP measure, and expanded disclosures for entities with a single reportable segment.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as reconciling items that meet a quantitative threshold. Further, the ASU requires additional disclosures on income tax expense and taxes paid, net of refunds received, by jurisdiction. The new standard is effective for annual periods beginning after December 15, 2024 on a prospective basis with the option to apply it retrospectively. Early adoption is permitted. The Company adopted ASC 2023-09 for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements. For additional information, see Note 19 “Income Taxes” to the financial statements.

Recently Issued but Not Yet Adopted Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to expand the disclosure requirements for certain costs and expenses. In January 2025, FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarified the effective date of ASU 2024-03 as periods beginning after December 15, 2026 for annual reporting, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact this standard will have on its financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20, Debt - Debt with Conversion and Other Options. The amendments in this ASU are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of the annual reporting period for all entities that have adopted the amendments in Update 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The Company is currently evaluating the impact this standard will have on its financial statements.